Notes Payable - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2015 USD ($) Tranche	Jun. 09, 2014 USD ($)	Aug. 06, 2013 USD ($)	Nov. 28, 2012 USD ($) Tranche
Unsecured Senior Notes Due Two Thousand Seventeen
Debt Instrument [Line Items]
Debt face amount									$ 750,000
Debt, maturity date	Nov. 28, 2017
Interest rate				2.25%	2.25%
Effective interest rate				2.36%	2.36%
Unsecured Senior Notes Due Two Thousand Twenty Two
Debt Instrument [Line Items]
Debt face amount									$ 750,000
Debt, maturity date	Nov. 28, 2022
Interest rate				3.50%	3.50%
Effective interest rate				3.59%	3.59%
Unsecured Senior Notes Due Twenty Eighteen
Debt Instrument [Line Items]
Debt face amount								$ 1,000,000
Debt, maturity date	Aug. 06, 2018
Interest rate				3.25%	3.25%
Effective interest rate				3.39%	3.39%
Unsecured Senior Notes Due Twenty Nineteen
Debt Instrument [Line Items]
Debt face amount							$ 1,000,000
Debt, maturity date	Jun. 09, 2019
Interest rate				2.75%	2.75%
Effective interest rate				3.00%	3.00%
Unsecured Senior Notes Due Two Thousand Twenty
Debt Instrument [Line Items]
Debt face amount						$ 750,000
Debt, maturity date	Jun. 30, 2020
Interest rate				3.00%	3.00%
Effective interest rate				3.13%	3.13%
Unsecured Senior Notes Due Two Thousand Twenty Five
Debt Instrument [Line Items]
Debt face amount						$ 500,000
Debt, maturity date	Jun. 30, 2025
Interest rate				4.13%	4.13%
Effective interest rate				4.22%	4.22%
Unsecured Senior Notes
Debt Instrument [Line Items]
Number of tranches issued and sold | Tranche						2			2
Net proceeds from issuance of debt | ¥	¥ 0	¥ 7,750,000	¥ 6,190,000
Discount on debt issued				$ 10,710	¥ 74,360
Debt issuance cost				$ 21,550	¥ 149,590